UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2007

Check here if Amendment [  ];  Amendment Number:

     This Amendment (Check only one):    [ ]    is a restatement.
                                         [ ]    adds new holding entries.

Institutional Investment Manager Filing this Report:
----------------------------------------------------

Name:             Attractor Investment Management Inc.
Address:          1440 Chapin Avenue, Suite 201
                  Burlingame, CA 94010

Form 13F File Number:      28-05503

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
----------------------------------------------------------

Name:    Harvey Allison
Title:   President
Phone:   (650) 685-8541

Signature, Place, and Date of Signing:

/s/ Harvey Allison              Burlingame, California         November 14, 2007

Report Type (Check only one):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                 17

Form 13F Information Table Value Total:            $225503
                                               (thousands)


List of Other Included Managers:                      None

                           Form 13F INFORMATION TABLE

Column 1                      Column 2  Column 3    Column 4       Column 5          Column 6    Column 7          Column 8
                              Title of                Value    Shrs Or  Sh/  Put/   Investment    Other        Voting Authority
Name of Issuer                 Class      Cusip     x($1000)   Prn Amt  Prn  Call   Discretion   Managers    Sole    Shared   None

AKAMAI TECHNOLOGIES INC         COM     00971T101     3866      134560   SH            SOLE         N/A     134560

APPLE INC                       COM     037833100    10318       67230   SH            SOLE         N/A      67230

ARUBA NETWORKS INC              COM     043176106     1484       74220   SH            SOLE         N/A      74220

CISCO SYS INC                   COM     17275R102    11133      336030   SH            SOLE         N/A     336030

CONCUR TECHNOLOGIES INC         COM     206708109     5580      177036   SH            SOLE         N/A     177036

CYBERSOURCE CORP                COM     23251J106     5541      473980   SH            SOLE         N/A     473980

FIRST SOLAR INC                 COM     336433107    22740      193138   SH            SOLE         N/A     193138

FUEL TECH INC                   COM     359523107     1984       89800   SH            SOLE         N/A      89800

GOOGLE INC                      CL A    38259P508    23542       41500   SH            SOLE         N/A      41500

IKANOS COMMUNICATIONS           COM     45173E105     2362      421710   SH            SOLE         N/A     421710

LIMELIGHT NETWORKS INC          COM     53261M104     5864      661862   SH            SOLE         N/A     661862

OMNITURE INC                    COM     68212S109    26340      868739   SH            SOLE         N/A     868739

RIVERBED TECHNOLOGY INC         COM     768573107    13535      335104   SH            SOLE         N/A     335104

SALESFORCE COM INC              COM     79466L302    65701     1280224   SH            SOLE         N/A    1280224

SUNPOWER CORP                   COM     867652109     9215      111260   SH            SOLE         N/A     111260

VERISIGN INC                    COM     92343E102     8931      264690   SH            SOLE         N/A     264690

YAHOO INC                       COM     984332106     7367      274470   SH            SOLE         N/A     274470